Parent-Only Financial Statements - Schedule of Condensed Balance Sheets (Details) - Parent [Member]	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ASSETS/(LIABILITIES)
Cash and cash equivalents	¥ 42,095	$ 5,989	¥ 2,227,649
Short-term investments	26,214,992	3,729,654
Prepayments			891
Due from intercompany	1,160,984,732	165,175,383	814,547,651
Investment in subsidiaries	(438,947,877)	(62,449,903)	(585,987,070)
TOTAL ASSETS	748,293,942	106,461,123	230,789,121
Shareholders’ equity (deficit):
Treasury shares	(1,666,859)	(237,147)
Additional paid-in capital	1,180,196,429	167,908,666	780,499,664
Accumulated deficit	(429,752,701)	(61,141,689)	(565,218,741)
Statutory reserves	6,647,109	945,696	6,647,109
Accumulated other comprehensive income (loss)	(7,450,495)	(1,059,995)	8,647,353
Total Nano Labs Ltd shareholders’ equity	748,293,942	106,461,123	230,789,121
Class A Ordinary Shares [Member]
Shareholders’ equity (deficit):
Ordinary shares, value	283,565	40,343	176,842
Class B Ordinary Shares [Member]
Shareholders’ equity (deficit):
Ordinary shares, value	¥ 36,894	$ 5,249	¥ 36,894